INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Taxes
Federal tax (benefit) at statutory rate (21%) before loss carry-forward	$ 56,352	$ (1,220,917)
Permanent and other differences	(33,029)	7,646
State income tax (benefit) - net of federal effect	3,353	(72,000)
Expiration of tax credits	129,999
Change in deferred tax asset valuation allowance	$ (156,675)	$ 1,285,271